--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0578
                                                      Expires: February 28, 2006
                                                      Estimated average burden
                                                      hours per response   20.00
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number   811-6722

                                The Forward Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         433 California St., 11th Floor
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
        (Address of principal executive offices)           (Zip code)

                         433 California St., 11th Floor
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-232-0224

Date of fiscal year end:    6/30/2005
Date of reporting period:   3/31/2005

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------
                               Emerald Growth Fund
-------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                       ----------------- ------------------
COMMON STOCKS - 98.45%
Auto & Transportation - 2.88%
Auto Parts & Equipment - 0.35%
Westinghouse Air Brake Technologies Corp.                                        27,100  $          555,279
---------------------------------------------------------------------------------------  ------------------
Railroads - 0.59%
Genesee & Wyoming, Inc. (a)                                                      35,700             924,987
---------------------------------------------------------------------------------------  ------------------
Truckers - 1.94%
Celadon Group, Inc. (a)                                                          30,286             561,805
Forward Air Corp.                                                                16,800             476,896
Old Dominion Freight Lines, Inc. (a)                                             65,600           2,043,440
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,082,141
                                                                                         ------------------
Total Auto & Transportation (Cost $4,087,477)                                                     4,562,407
Consumer Discretionary - 25.42%
Advertising Agencies - 0.38%
24/7 Real Media, Inc. (a)                                                       186,500             606,125
---------------------------------------------------------------------------------------  ------------------
Consumer Electronics - 0.54%
Ivillage, Inc. (a)                                                              140,073             853,045
---------------------------------------------------------------------------------------  ------------------
Consumer Products - 0.25%
Collegiate Pacific, Inc.                                                         35,300             390,065
---------------------------------------------------------------------------------------  ------------------
Education Services - 0.32%
Education Management Corp. (a)                                                   17,902             500,361
---------------------------------------------------------------------------------------  ------------------
Entertainment - 1.53%
Lions Gate Entertainment Corp. (a)                                              145,800           1,611,090
Speedway Motorsports, Inc.                                                       22,700             810,390
---------------------------------------------------------------------------------------  ------------------
                                                                                                  2,421,480
                                                                                         ------------------
Household Furnishings - 1.32%
Tempur-Pedic International, Inc. (a)                                            112,390           2,097,197
---------------------------------------------------------------------------------------  ------------------
Lodging - 1.10%
La Quinta Corp. (a)                                                             206,200           1,752,700
---------------------------------------------------------------------------------------  ------------------
Radio & T.V. Broadcasters - 0.23%
XM Satellite Radio Holdings, Inc. (a)                                            11,400             359,100
---------------------------------------------------------------------------------------  ------------------
Rental & Leasing Services - 2.47%
Aaron Rents, Inc.                                                                55,000           1,100,000
Wesco International, Inc. (a)                                                   100,700           2,819,600
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,919,600
                                                                                         ------------------
Restaurants - 2.81%
Checkers Drive-In Restaurant, Inc. (a)                                           56,900             751,649
Rare Hospitality International, Inc. (a)                                         68,952           2,129,238
Sonic Corp. (a)                                                                  47,150           1,574,810
---------------------------------------------------------------------------------------  ------------------
                                                                                                  4,455,697
                                                                                         ------------------
Retail - 8.10%
1-800-Flowers.Com, Inc. (a)                                                      94,435             714,873
American Eagle Outfitters, Inc.                                                  65,600           1,938,480
Celebrate Express, Inc. (a)                                                      37,010             725,026
Cost Plus, Inc. (a)                                                              15,294             411,102
Global Imaging Systems, Inc. (a)                                                 65,900           2,336,814
Guitar Center, Inc. (a)                                                          47,676           2,614,075
Hibbett Sporting Goods, Inc. (a)                                                 89,743           2,695,880
MarineMax, Inc. (a)                                                              45,400           1,415,572
---------------------------------------------------------------------------------------  ------------------
                                                                                                 12,851,822
                                                                                         ------------------

Schedule of Investments
March 31, 2005 (Unaudited) - continued
-------------------------------------------------------------------------------
                         Emerald Growth Fund (continued)
-------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                       ----------------- ------------------
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Services: Commercial - 4.69%
Collectors Universe, Inc. (a)                                                    26,000  $          498,160
DiamondCluster International, Inc. (a)                                          188,601           3,036,476
Gevity HR, Inc.                                                                  55,500           1,061,160
Navigant Consulting, Inc. (a)                                                   104,500           2,845,535
---------------------------------------------------------------------------------------  ------------------
                                                                                                  7,441,331
                                                                                         ------------------
Toys - 1.68%
Marvel Enterprises, Inc. (a)                                                    133,450           2,669,000
---------------------------------------------------------------------------------------  ------------------
Total Consumer Discretionary (Cost $32,208,266)                                                  40,317,523

Consumer Staples - 1.33%
Beverages: Soft Drinks - 1.33%
Hansen Natural Corp. (a)                                                         35,134           2,110,499
---------------------------------------------------------------------------------------  ------------------
Total Consumer Staples (Cost $1,047,470)                                                          2,110,499

Energy - 4.95%
Energy - Alternative Sources - 0.26%
KFX, Inc. (a)                                                                    31,600             423,440
---------------------------------------------------------------------------------------  ------------------
Machinery: Oil Well Equipment & Services - 2.30%
Cal Dive International, Inc. (a)                                                 41,700           1,889,010
Hornbeck Offshore Services, Inc. (a)                                              6,800             170,408
Superior Energy Services, Inc. (a)                                               92,400           1,589,280
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,648,698
                                                                                         ------------------
Oil: Crude Producers - 2.39%
Carrizo Oil & Gas, Inc. (a)                                                      51,318             871,893
Edge Petroleum Corporation (DEL) (a)                                             32,400             536,544
Grey Wolf, Inc. (a)                                                             189,200           1,244,936
Pioneer Drilling Co. (a)                                                         82,300           1,133,271
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,786,644
                                                                                         ------------------
Total Energy (Cost $5,766,537)                                                                    7,858,782

Financial Services - 9.54%
Banks: Regional - 4.11%
Columbia Bancorp                                                                 22,166             706,209
Main Street Banks, Inc.                                                          30,678             812,353
MB Financial, Inc.                                                               46,909           1,796,615
Prosperity Bancshares, Inc.                                                      44,900           1,189,401
Sun Bancorp Inc. (NJ) (a)                                                        36,937             845,303
Texas Capital Bancshares, Inc. (a)                                               10,000             210,000
Yardville National Bancorp                                                       29,600             965,552
---------------------------------------------------------------------------------------  ------------------
                                                                                                  6,525,433
                                                                                         ------------------
Financial Miscellaneous - 0.11%
First Cash Financial Services, Inc. (a)                                           8,100             171,477
---------------------------------------------------------------------------------------  ------------------
Insurance Carriers: Multi-Line - 0.60%
HCC Insurance Holdings, Inc.                                                     26,200             947,392
---------------------------------------------------------------------------------------  ------------------
Insurance Carriers: Property & Casualty - 2.81%
Philadelphia Consolidated Holding Corp. (a)                                      27,040           2,096,411
Selective Insurance Group, Inc.                                                  36,400           1,682,772
United America Indemnity Ltd. (a)                                                36,215             682,291
---------------------------------------------------------------------------------------  ------------------
                                                                                                  4,461,474
                                                                                         ------------------
REITS - 0.59%
Entertainment Properties Trust                                                   22,800             944,604
---------------------------------------------------------------------------------------  ------------------

Schedule of Investments
March 31, 2005 (Unaudited) - continued
-------------------------------------------------------------------------------
                         Emerald Growth Fund (continued)
-------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                       ----------------- ------------------
COMMON STOCKS (continued)
Financial Services (continued)
Savings & Loans - 1.32%
Commercial Capital Bancorp, Inc.                                                102,701  $        2,089,965
---------------------------------------------------------------------------------------  ------------------
Total Financial Services (Cost $12,539,235)                                                      15,140,345

Healthcare - 13.74%
Biotechnology Research & Production - 3.63%
Bioenvision, Inc. (a)                                                            88,750             510,313
Martek Biosciences Corp. (a)                                                     26,600           1,547,854
Regeneration Technologies, Inc. (a)                                              69,432             715,844
Telik, Inc. (a)                                                                  96,505           1,455,295
Vasogen, Inc. (a)                                                                73,424             297,367
Vaxgen, Inc. (a)                                                                 98,700           1,222,893
---------------------------------------------------------------------------------------  ------------------
                                                                                                  5,749,566
                                                                                         ------------------
Drugs & Pharmaceuticals - 2.08%
K-V Pharmaceutical Co. (a)                                                       33,486             776,875
Medicines Co. (a)                                                                83,800           1,898,908
Salix Pharmaceuticals Ltd. (a)                                                   37,950             625,796
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,301,579
                                                                                         ------------------
Electonics: Medical Systems - 1.88%
VISX, Inc. (a)                                                                  127,400           2,986,256
---------------------------------------------------------------------------------------  ------------------
Healthcare Facilities - 1.58%
Horizon Health Corp. (a)                                                          5,196             220,830
Psychiatric Solutions, Inc. (a)                                                  49,739           2,287,994
---------------------------------------------------------------------------------------  ------------------
                                                                                                  2,508,824
                                                                                         ------------------
Healthcare Services - 1.14%
Labone, Inc. (a)                                                                 39,100           1,348,168
Symbion, Inc. (a)                                                                21,574             461,036
---------------------------------------------------------------------------------------  ------------------
                                                                                                  1,809,204
                                                                                         ------------------
Medical & Dental Instruments & Supplies - 2.83%
Gen Probe, Inc. (a)                                                              57,579           2,565,720
Resmed, Inc. (a)                                                                 34,100           1,923,240
---------------------------------------------------------------------------------------  ------------------
                                                                                                  4,488,960
                                                                                         ------------------
Miscellaneous Healthcare - 0.60%
Thermogenesis Corp. (a)                                                         189,081             945,405
---------------------------------------------------------------------------------------  ------------------
Total Healthcare (Cost $20,208,487)                                                              21,789,794

Materials & Processing - 3.58%
Building Materials - 0.91%
Eagle Materials, Inc.                                                             6,100             493,734
Jacuzzi Brands, Inc. (a)                                                         97,900             955,504
---------------------------------------------------------------------------------------  ------------------
                                                                                                  1,449,238
                                                                                         ------------------
Chemicals - 2.04%
Airgas, Inc.                                                                    135,800           3,244,262
---------------------------------------------------------------------------------------  ------------------
Steel - 0.63%
Allegheny Technologies, Inc.                                                     41,200             993,332
---------------------------------------------------------------------------------------  ------------------
Total Materials & Processing (Cost $5,082,796)                                                    5,686,832

Producer Durables - 13.51%
Aerospace - 0.62%
Environmental Tectonics Corp (a)                                                188,000             975,720
---------------------------------------------------------------------------------------  ------------------
Electronics: Instruments Gauges - 0.61%
Keithley Instruments, Inc.                                                       60,000             967,800
---------------------------------------------------------------------------------------  ------------------

Schedule of Investments
March 31, 2005 (Unaudited) - continued
-------------------------------------------------------------------------------
                         Emerald Growth Fund (continued)
-------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                       ----------------- ------------------
COMMON STOCKS (continued)
Producer Durables (continued)
Identification Control & Filters - 2.70%
American Science & Engineering, Inc. (a)                                         30,036  $        1,342,910
Esco Technologies, Inc. (a)                                                      32,000           2,571,200
RAE Systems, Inc. (a)                                                           121,400             372,698
---------------------------------------------------------------------------------------  ------------------
                                                                                                  4,286,808
                                                                                         ------------------
Machinery: Industrial/specialty - 2.37%
Kennametal, Inc.                                                                 42,400           2,013,576
Paragon Technologies (a)                                                        199,715           1,749,503
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,763,079
                                                                                         ------------------
Machinery: Specialty - 3.18%
Applied Films Corp. (a)                                                          79,319           1,833,855
Helix Technology Corp.                                                           59,088             914,091
JLG Industries, Inc.                                                             53,702           1,157,278
Semitool, Inc. (a)                                                              111,648           1,138,810
---------------------------------------------------------------------------------------  ------------------
                                                                                                  5,044,034
                                                                                         ------------------
Manufactured Housing ABS - 0.78%
Met-Pro Corp.                                                                    90,166           1,235,274
---------------------------------------------------------------------------------------  ------------------
Production Technology Equipment - 2.20%
Brooks Automation, Inc. (a)                                                      70,002           1,062,631
Credence Systems Corp. (a)                                                       43,600             344,876
Photon Dynamics, Inc. (a)                                                        45,439             866,067
Varian Semiconductor Equipment Associates, Inc. (a)                              32,200           1,223,922
---------------------------------------------------------------------------------------  ------------------
                                                                                                  3,497,496
                                                                                         ------------------
Telecommunications Equipment - 1.05%
InterDigital Communications Corp. (a)                                            96,024           1,471,088
Spectralink Corp.                                                                13,400             189,208
---------------------------------------------------------------------------------------  ------------------
                                                                                                  1,660,296
                                                                                         ------------------
Total Producer Durables (Cost $19,504,246)                                                       21,430,507

Technology - 23.50%
Communications Technology - 4.82%
Harmonic, Inc. (a)                                                              183,700           1,756,172
Ixia, Inc. (a)                                                                  111,796           1,988,851
Netgear, Inc. (a)                                                                24,700             372,723
Redback Networks, Inc. (a)                                                      258,777           1,547,486
Seachange International, Inc. (a)                                                93,340           1,208,753
Tut Systems, Inc. (a)                                                            36,200              87,242
Viasat, Inc. (a)                                                                 36,536             682,858
---------------------------------------------------------------------------------------  ------------------
                                                                                                  7,644,085
                                                                                         ------------------
Computer Services & Software - 10.33%
Ansoft Corp. (a)                                                                 41,438           1,117,997
Cognizant Technology Solutions Corp. (a)                                         49,100           2,268,420
Hyperion Solutions Corp. (a)                                                      4,000             176,440
Infocrossing, Inc. (a)                                                           71,300           1,129,392
Micros Systems, Inc. (a)                                                        133,744           4,909,742
MRO Software, Inc. (a)                                                           13,247             185,855
Niku Corp. (a)                                                                   77,300           1,395,265
Opnet Technologies, Inc. (a)                                                    100,904             843,558
Opsware, Inc. (a)                                                               195,700           1,009,812
Progress Software Corp. (a)                                                      59,853           1,569,346

Schedule of Investments
March 31, 2005 (Unaudited) - continued
-------------------------------------------------------------------------------
                         Emerald Growth Fund (continued)
-------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                       ----------------- ------------------
COMMON STOCKS (continued)
Technology (continued)
Computer Services & Software (continued)
Silicon Image, Inc. (a)                                                          32,700  $          328,962
Ultimate Software Group, Inc. (a)                                                91,000           1,454,180
---------------------------------------------------------------------------------------  ------------------
                                                                                                 16,388,969
                                                                                         ------------------
Computer Technology - 1.02%
Mobility Electronics, Inc. (a)                                                   84,571             591,151
M-Systems Flash Disk Pioneers Ltd. (a)                                           35,524             782,949
Simpletech, Inc. (a)                                                             62,500             246,250
---------------------------------------------------------------------------------------  ------------------
                                                                                                  1,620,350
                                                                                         ------------------
Computers Services & Software - 0.57%
Kanbay International, Inc. (a)                                                   44,153             903,370
---------------------------------------------------------------------------------------  ------------------
Electrical & Electronics - 1.78%
Benchmark Electronics, Inc. (a)                                                  88,550           2,818,547
---------------------------------------------------------------------------------------  ------------------
Electronics - 3.85%
Avid Technology, Inc. (a)                                                        46,300           2,505,756
Flir Systems, Inc. (a)                                                           33,200           1,005,960
II VI, Inc. (a)                                                                 148,624           2,592,003
---------------------------------------------------------------------------------------  ------------------
                                                                                                  6,103,719
                                                                                         ------------------
Electronics: Semiconductors - 1.13%
PortalPlayer, Inc. (a)                                                           20,825             475,435
Siliconix, Inc. (a)                                                              23,721             836,877
Virage Logic Corp. (a)                                                           43,700             478,952
---------------------------------------------------------------------------------------  ------------------
                                                                                                  1,791,264
                                                                                         ------------------
Total Technology (Cost $31,418,549)                                                              37,270,304
-----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $131,863,062)                                                  $      156,166,993
-----------------------------------------------------------------------------------------------------------
WARRANTS - 0.00%
American Banknote Corp. Series 1, Expiration 10/01/2007, Strike $10.00 (a)           28                   -
American Banknote Corp. Series 2, Expiration 10/01/2007, Strike $12.50 (a)           28                   -
-----------------------------------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                                                 $                -
-----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 2.46%
Money Market Funds - 2.46%
First American Prime Obligations Fund                                      $  3,891,791  $        3,891,791
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $3,891,790)                                           $        3,891,791
-----------------------------------------------------------------------------------------------------------
Total Investments  (Cost $135,754,853) - 100.91%                                         $      160,058,784
Liabilities in Excess of Other Assets, Net (0.91)%                                               (1,435,715)
                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                               $      158,623,069
                                                                                         ==================

Schedule of Investments
March 31, 2005 (Unaudited) - continued
--------------------------------------------------------------------------------
                                    Footnotes
--------------------------------------------------------------------------------
The following information for the Funds is presented on an income tax basis as of March 31,2005:

                                                           Gross            Gross                 Net
                                         Cost of         Unrealized       Unrealized          Unrealized
                                       Investments      Appreciation     Depreciation         Gain/(Loss)
                                    -----------------------------------------------------------------------
Emerald Growth Fund                    135,826,021       29,839,586      (5,606,823)          24,232,763

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                      Emerald Select Banking & Finance Fund
--------------------------------------------------------------------------------

                                                                  Shares               Value
                                                                  ------               -----
COMMON STOCKS - 94.61%
Financial Services - 94.61%
Banks: Regional - 68.66%
Abigail Adams National Bancorp                                     97,130       $      1,676,456
ACNB Corp.                                                         15,000                375,000
Alabama National Bancorporation Delaware                           98,505              6,096,474
Banc Corp. (a)                                                    200,591              2,060,070
Bank Of The Ozarks, Inc.                                          180,368              5,726,684
Boston Private Bancorp, Inc.                                      120,200              2,854,750
BWC Financial Corp.                                                21,582                553,643
Camden National Corp.                                              78,000              2,757,300
Capital Corporation Of The West                                    40,300              1,873,144
Capital Crossing Bank (a)                                         132,400              4,355,960
Cardinal Financial Corp. (a)                                      125,000              1,150,000
Cascade Financial Corp.                                           113,550              2,100,675
Central Pacific Financial Corp.                                   207,246              6,973,832
Chester Valley Bancorp                                            144,041              3,673,046
Codorus Valley Bancorp Inc                                         81,559              1,569,032
Colonial Bancgroup, Inc.                                          174,700              3,584,844
Columbia Bancorp                                                  164,812              5,250,910
Community Banks, Inc.                                              87,748              2,192,823
Dearborn Bancorp (a)                                               51,543              1,365,889
Desert Community Bank Victorville  CA                              64,100              1,788,390
East West Bancorp, Inc.                                            84,400              3,116,048
First Financial Bankshares, Inc.                                   10,970                489,591
First Midwest Bancorp, Inc.                                        85,337              2,771,746
First Oak Brook Bancshares, Inc.                                  137,100              4,015,659
First State Financial Corp. (a)                                    19,800                237,798
FNB Corporation VA                                                 47,700              1,229,706
Frontier Financial Corp.                                           18,900                716,310
GB&T Bancshares, Inc.                                               9,600                207,936
Great Southern Bancorp, Inc.                                      101,600              3,298,952
Hanmi Financial Corp.                                              41,000                678,550
Harleysville National Corporation PA                              145,647              3,094,999
Harrington West Financial Group, Inc.                              60,400              1,000,224
Heartland Financial USA, Inc.                                     101,700              2,019,762
Heritage Commerce Corp. (a)                                        30,300                558,429
Iberiabank Corp.                                                   82,899              4,663,898
International Bancshares Corp.                                     51,070              1,770,597
Lakeland Financial Corp.                                           60,800              2,337,760
Leesport Financial Corp.                                           48,109              1,137,778
Legacy Bank (a)                                                    56,027                756,364
Macatawa Bank Corp.                                                47,355              1,589,944
Main Street Banks, Inc.                                           188,634              4,995,028
MB Financial, Inc.                                                180,119              6,898,558
Mercantile Bank Corp.                                             109,790              4,488,215
Mercantile Bankshares Corp.                                        89,100              4,531,626
Northrim Bancorp, Inc.                                            105,000              2,625,000
Oak Hill Financial, Inc.                                          213,317              7,180,250
Pennrock Financial Services Corp.                                  28,965              1,011,458
Pinnacle Financial Partners, Inc. (a)                             102,500              2,123,800
Preferred Bank Of Los Angeles                                      70,900              2,828,910

Schedule of Investments
March 31, 2005 (Unaudited) - continued
--------------------------------------------------------------------------------
                Emerald Select Banking & Finance Fund (continued)
--------------------------------------------------------------------------------

                                                                  Shares               Value
                                                                  ------               -----
COMMON STOCKS (continued)
Financial Services (continued)
Banks: Regional (continued)
Princeton National Bancorp Inc                                     66,400       $      1,992,000
Private Bancorp, Inc.                                              85,300              2,679,273
Prosperity Bancshares, Inc.                                       225,982              5,986,263
S & T Bancorp, Inc.                                                36,991              1,309,481
Security Bank Corp.                                                67,384              2,775,547
Sky Financial Group, Inc.                                         230,034              6,169,512
Smithtown Bancorp, Inc.                                            54,764              1,534,487
Southwest Bancorp Inc. Oklahoma                                   129,038              2,380,751
Sterling Financial Corp.                                          141,650              3,685,733
Summit Bancshares Inc Fort Worth Texas                             77,600              1,323,080
Summit Bank Corporation (Georgia)                                   3,162                 49,960
Sun Bancorp Inc. (NJ) (a)                                         116,905              2,675,371
Texas Capital Bancshares, Inc. (a)                                299,420              6,287,820
Texas United Bancshares                                            60,927              1,096,686
Union Bankshares Corp.                                            104,137              3,334,467
United Community Banks, Inc.                                      130,300              3,092,019
United Security Bancshares, Inc.                                    6,100                140,483
Virginia Commerce Bancorp, Inc. (a)                                66,225              1,790,724
Virginia Financial Group, Inc.                                     59,300              1,950,674
Webster Financial Corp.                                           140,400              6,375,564
Western Sierra Bancorp (a)                                         50,600              1,726,978
Wilshire Bancorp, Inc.                                            284,760              3,713,270
Wintrust Financial Corp.                                           30,000              1,412,700
Yardville National Bancorp                                         96,200              3,138,044
-------------------------------------------------------------------------         ---------------
                                                                                     196,974,705
                                                                                  ---------------
Diversified Financial Services - 2.61%
Ameritrade Holding Corp. (a)                                       66,600                679,986
E Trade Financial Corp. (a)                                       227,500              2,730,000
Legg Mason, Inc.                                                   36,600              2,859,924
Stifel Financial Corp. (a)                                         56,333              1,228,059
-------------------------------------------------------------------------         ---------------
                                                                                       7,497,969
                                                                                  ---------------
Financial Data Processing Services - 0.32%
TradeStation Group, Inc. (a)                                      151,500                915,060
-------------------------------------------------------------------------         ---------------
Financial Miscellaneous - 2.59%
Advanta Corp.                                                     105,100              2,417,300
First Cash Financial Services, Inc. (a)                            51,839              1,097,432
Nicholas Financial, Inc.                                           95,500              1,719,000
QC Holdings, Inc. (a)                                             145,100              2,180,853
-------------------------------------------------------------------------         ---------------
                                                                                       7,414,585
                                                                                  ---------------
Insurance Carriers: Multi-Line - 1.39%
HCC Insurance Holdings, Inc.                                      110,500              3,995,680
-------------------------------------------------------------------------         ---------------
Insurance Carriers: Property & Casualty - 10.62%
Donegal Group, Inc.                                               172,800              3,139,776
Erie Indemnity Co.                                                 27,400              1,428,088
Navigators Group, Inc. (a)                                         78,700              2,608,512
PartnerRe Ltd.                                                     29,000              1,873,400
Philadelphia Consolidated Holding Corp. (a)                        76,000              5,892,280
Selective Insurance Group, Inc.                                   141,484              6,540,805
United America Indemnity Ltd. (a)                                  80,249              1,511,891

Schedule of Investments
March 31, 2005 (Unaudited) - continued
--------------------------------------------------------------------------------
                Emerald Select Banking & Finance Fund (continued)
--------------------------------------------------------------------------------

                                                                  Shares               Value
                                                                  ------               -----
COMMON STOCKS (continued)
Financial Services (continued)
Insurance Carriers: Property & Casualty (continued)
United Fire Casuality Co.                                         220,544              7,461,004
-------------------------------------------------------------------------         ---------------
                                                                                      30,455,756
                                                                                  ---------------
Investment Management Companies - 1.49%
Affiliated Managers Group, Inc. (a)                                69,000              4,280,070
-------------------------------------------------------------------------         ---------------
REITS - 1.78%
Entertainment Properties Trust                                     97,200              4,026,996
Urstadt Biddle Properties, Inc.                                    70,000              1,067,500
-------------------------------------------------------------------------         ---------------
                                                                                       5,094,496
                                                                                  ---------------
Savings & Loans - 5.15%
Bankatlantic Bancorp, Inc.                                        163,300              2,841,420
Commercial Capital Bancorp, Inc.                                  444,602              9,047,651
Guaranty Federal Bancshares, Inc.                                  37,000                834,350
Pacific Premier Bancorp (a)                                       187,600              2,063,600
-------------------------------------------------------------------------         ---------------
                                                                                      14,787,021
                                                                                  ---------------
Total Financial Services (Cost $220,300,902)                                         271,415,342
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $220,300,902)                                         $    271,415,342
-------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.80%
Money Market Funds - 6.80%
Federated Treasury Obligations Fund                         $   6,696,134       $      6,696,134
First American Prime Obligations Fund                          12,800,000             12,800,000
                                                                                  ---------------
                                                                                      19,496,134
-------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $19,496,134)                                 $     19,496,134
-------------------------------------------------------------------------------------------------
Total Investments  (Cost $239,797,036) - 101.41%                                $    290,911,476
Liabilities in Excess of Other Assets, Net (1.41)%                                    (4,039,659)
                                                                                  ---------------
TOTAL NET ASSETS - 100.00%                                                      $    286,871,817
                                                                                  ===============

--------------------------------------------------------------------------------
                                    Footnotes
--------------------------------------------------------------------------------
The following information for the Funds is presented on an income tax basis as of March 31,2005:

                                                                           Gross                 Gross                 Net
                                                    Cost of              Unrealized            Unrealized          Unrealized
                                                 Investments            Appreciation          Depreciation         Gain/(Loss)
                                                 -----------            ------------          ------------         -----------
Emerald Select Banking & Finance Fund            239,797,036              52,675,747           (1,561,307)         51,114,440

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
(a)   Non-income producing security

Schedule of Investments
March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                         Emerald Select Technology Fund
--------------------------------------------------------------------------------

                                                                   Shares          Value
                                                                   ------          -----
COMMON STOCKS - 96.12%
Consumer Discretionary - 8.37%
Advertising Agencies - 1.82%
Fastclick, Inc. (a)                                                 5,000      $     60,000
-------------------------------------------------------------------------        -----------
Commercial Information Service - 2.47%
Yahoo, Inc. (a)                                                     2,400            81,360
-------------------------------------------------------------------------        -----------
Internet - 1.04%
EBay, Inc. (a)                                                        920            34,279
-------------------------------------------------------------------------        -----------
Radio & T.V. Broadcasters - 1.72%
XM Satellite Radio Holdings, Inc. (a)                               1,800            56,700
-------------------------------------------------------------------------        -----------
Services: Commercial - 1.32%
DiamondCluster International, Inc. (a)                              2,700            43,470
-------------------------------------------------------------------------        -----------
Total Consumer Discretionary (Cost $218,422)                                        275,809

Healthcare - 13.67%
Biotechnology Research & Production - 5.28%
Affymetrix, Inc. (a)                                                  800            34,272
Martek Biosciences Corp. (a)                                        1,600            93,104
Telik, Inc. (a)                                                     3,100            46,748
-------------------------------------------------------------------------        -----------
                                                                                    174,124
                                                                                 -----------
Drugs & Pharmaceuticals - 3.15%
Medicines Co. (a)                                                   4,585           103,896
-------------------------------------------------------------------------        -----------
Medical & Dental Instruments & Supplies - 5.03%
Gen Probe, Inc. (a)                                                 2,800           124,768
Respironics, Inc. (a)                                                 700            40,789
-------------------------------------------------------------------------        -----------
                                                                                    165,557
                                                                                 -----------
Miscellaneous Healthcare - 0.21%
Thermogenesis Corp. (a)                                             1,400             7,000
-------------------------------------------------------------------------        -----------
Total Healthcare (Cost $426,208)                                                    450,577
                                                                                 -----------
Producer Durables - 12.67%
Electronics: Instruments Gauges - 1.19%
Measurement Specialities, Inc. (a)                                  1,700            39,100
-------------------------------------------------------------------------        -----------
Identification Control & Filters - 2.03%
American Science & Engineering, Inc. (a)                            1,500            67,065
-------------------------------------------------------------------------        -----------
Machinery: Specialty - 3.56%
Applied Films Corp. (a)                                             1,200            27,744
Semitool, Inc. (a)                                                  8,800            89,760
-------------------------------------------------------------------------        -----------
                                                                                    117,504
                                                                                 -----------
Production Technology Equipment - 3.61%
ADE Corp (a)                                                        2,100            46,620
Varian Semiconductor Equipment Associates, Inc. (a)                 1,900            72,219
-------------------------------------------------------------------------        -----------
                                                                                    118,839
                                                                                 -----------
Telecommunications Equipment - 2.28%
InterDigital Communications Corp. (a)                               4,900            75,068
-------------------------------------------------------------------------        -----------
Total Producer Durables (Cost $403,127)                                             417,576

Technology - 61.41%
Communications Technology - 13.09%
Harmonic, Inc. (a)                                                 10,300            98,468
Intervoice, Inc. (a)                                                3,700            41,551
Ixia, Inc. (a)                                                      4,000            71,160
Netgear, Inc. (a)                                                   4,200            63,378
Redback Networks, Inc. (a)                                         16,200            96,876

Schedule of Investments
March 31, 2005 (Unaudited) - continued
--------------------------------------------------------------------------------
                         Emerald Select Technology Fund
--------------------------------------------------------------------------------

                                                                   Shares          Value
                                                                   ------          -----
COMMON STOCKS (continued)
Technology (continued)
Communications Technology (continued)
Viasat, Inc. (a)                                                    3,200            59,808
-------------------------------------------------------------------------        -----------
                                                                                    431,241
                                                                                 -----------
Computer Services & Software - 29.79%
Ansoft Corp. (a)                                                    6,300           169,974
Cognizant Technology Solutions Corp. (a)                            4,000           184,800
Forgent Networks, Inc. (a)                                         19,200            40,704
Hyperion Solutions Corp. (a)                                        1,700            74,987
Micros Systems, Inc. (a)                                            4,000           146,840
Niku Corp. (a)                                                      4,800            86,640
Opnet Technologies, Inc. (a)                                        4,800            40,128
Opsware, Inc. (a)                                                  16,100            83,076
Progress Software Corp. (a)                                         3,600            94,392
Silicon Image, Inc. (a)                                             2,800            28,168
Ultimate Software Group, Inc. (a)                                   2,000            31,960
-------------------------------------------------------------------------        -----------
                                                                                    981,669
                                                                                 -----------
Electrical & Electronics - 2.61%
Benchmark Electronics, Inc. (a)                                     2,700            85,941
-------------------------------------------------------------------------        -----------
Electronics - 7.09%
Avid Technology, Inc. (a)                                           1,300            70,356
Flir Systems, Inc. (a)                                              1,600            48,480
II VI, Inc. (a)                                                     4,800            83,712
Vishay Intertechnology, Inc. (a)                                    2,500            31,075
-------------------------------------------------------------------------        -----------
                                                                                    233,623
                                                                                 -----------
Electronics: Semiconductors - 8.83%
Memc Electronic Materials, Inc. (a)                                 5,000            67,250
PortalPlayer, Inc. (a)                                              1,500            34,245
Siliconix, Inc. (a)                                                 2,904           102,453
Virage Logic Corp. (a)                                              3,400            37,264
Zebra Technologies Corp. (a)                                        1,050            49,865
-------------------------------------------------------------------------        -----------
                                                                                    291,077
                                                                                 -----------
Total Technology (Cost $1,539,408)                                                2,023,551
--------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,587,165)                                          $  3,167,513
--------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 4.70%
Money Market Funds - 4.70%
Federated Treasury Obligations Fund                           $     7,728      $      7,728
First American Prime Obligations Fund                             147,000           147,000
                                                                                 -----------
                                                                                    154,728
--------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $154,728)                                   $    154,728
--------------------------------------------------------------------------------------------
Total Investments  (Cost $2,741,893) - 100.82%                                 $  3,322,241
Liabilities in Excess of Other Assets, Net (0.82)%                                  (26,978)
                                                                                 -----------
TOTAL NET ASSETS - 100.00%                                                     $  3,295,263
                                                                                 ===========

Schedule of Investments
March 31, 2005 (Unaudited) - continued
--------------------------------------------------------------------------------
                                   Footnotes
--------------------------------------------------------------------------------
The following information for the Funds is presented on an income tax basis as of March 31,2005:

                                                                           Gross                 Gross                 Net
                                                    Cost of              Unrealized            Unrealized          Unrealized
                                                 Investments            Appreciation          Depreciation         Gain/(Loss)
                                                 -----------            ------------          ------------         -----------
Emerald Select Technology Fund                    2,741,893                714,114             (133,766)             580,348

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
(a)   Non-income producing security

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Forward Funds


By  /s/ J Alan Reid, Jr
    ---------------------------------
        J Alan Reid, Jr

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Alan Reid, Jr.
   ----------------------------------
       J. Alan Reid, Jr., President

Date: May 23, 2005

By /s/ Jeremy Deems
   ----------------------------------
       Jeremy Deems, Treasurer

Date: May 23, 2005